LIABILITIES PRESENTED AT FAIR VALUE	6 Months Ended
Jun. 30, 2014
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
LIABILITIES PRESENTED AT FAIR VALUE
NOTE 4:-	LIABILITIES PRESENTED AT FAIR VALUE

According to the loan agreement ("Agreement") with Plenus Technologies Ltd. and its affiliates, ("Plenus"), dated January 31, 2007 (as amended on March 30, 2009 and September 4, 2011), Plenus is entitled to compensation of 15% of the proceeds payable in a Fundamental Transaction (as defined in the Agreement), upon consummation of a Fundamental Transaction until December 31, 2017. During such period, Plenus may elect to receive the $300 in cash in lieu of such compensation.

The above mentioned compensation right of Plenus was accounted for in accordance with ASC No. 815-40, "Derivatives and Hedging", based on which was considered a derivative and presented at fair value, within liabilities presented at fair value and other long term  liabilities, which is marked to market at each reporting period. As of June 30, 2014 and December 31, 2013, the liability amounted to $840 and $1,093, respectively. The fair value of this derivative was based on valuation performed by a third- party valuation firm using the Binomial Model for options valuation based on assumptions provided by management.

The Company classified the fair value of this derivative as level 3, in accordance with ASC No. 820, "Fair Value Measurements".

During the six months ended June 30, 2014 and 2013, financial income from revaluation of liabilities presented at fair value amounted to $253 and $63, respectively.